Guarantor Financials Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Cash Provided by (Used in) Operating Activities	$ 3,303	$ 2,747	$ 3,169
Net Cash Provided by (Used in) Investing Activities	(6,390)	(7,820)	(6,692)
Net Cash Provided by (Used in) Financing Activities	2,920	4,937	3,618
Cash and Cash Equivalents, Period Increase (Decrease)	(167)	(136)	95
Cash and cash equivalents	360	527	663	$ 568
Pro Forma [Member]
Net Cash Provided by (Used in) Operating Activities	3,303	2,747	3,169
Net Cash Provided by (Used in) Investing Activities	(6,390)	(7,820)	(6,692)
Net Cash Provided by (Used in) Financing Activities	2,920	4,937	3,618
Cash and Cash Equivalents, Period Increase (Decrease)	(167)	(136)	95
Cash and cash equivalents	360	527	663	568
Parent Guarantor [Member] | Pro Forma [Member]
Net Cash Provided by (Used in) Operating Activities	553	1,441	1,410
Net Cash Provided by (Used in) Investing Activities	(976)	(2,271)	(1,995)
Net Cash Provided by (Used in) Financing Activities	423	830	585
Cash and Cash Equivalents, Period Increase (Decrease)	0	0	0
Cash and cash equivalents	0	0	0	0
Subsidiary Issuer [Member] | Pro Forma [Member]
Net Cash Provided by (Used in) Operating Activities	675	388	271
Net Cash Provided by (Used in) Investing Activities	(2,400)	(1,815)	(2,013)
Net Cash Provided by (Used in) Financing Activities	1,729	1,363	1,831
Cash and Cash Equivalents, Period Increase (Decrease)	4	(64)	89
Cash and cash equivalents	41	37	101	12
Non-Guarantor Subsidiaries [Member] | Pro Forma [Member]
Net Cash Provided by (Used in) Operating Activities	3,492	2,886	3,252
Net Cash Provided by (Used in) Investing Activities	(4,431)	(5,702)	(4,448)
Net Cash Provided by (Used in) Financing Activities	768	2,744	1,202
Cash and Cash Equivalents, Period Increase (Decrease)	(171)	(72)	6
Cash and cash equivalents	319	490	562	556
Adjustments And Eliminations [Member] | Pro Forma [Member]
Net Cash Provided by (Used in) Operating Activities	(1,417)	(1,968)	(1,764)
Net Cash Provided by (Used in) Investing Activities	1,417	1,968	1,764
Net Cash Provided by (Used in) Financing Activities	0	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	0	0	0
Cash and cash equivalents	$ 0	$ 0	$ 0	$ 0